Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Foreign Currencies	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of
	March 31, 2024	June 30, 2023
Period-end MYR: US$1 exchange rate	4.72	4.67
	For the nine months ended March 31,
	2024	2023
Period-average MYR: US$1 exchange rate	4.68	4.53
Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of
	June 30, 2023	June 30, 2022
Period-end MYR: US$1 exchange rate	4.67	4.41
	For the years ended
	June 30,
	2023	2022
Period-average MYR: US$1 exchange rate	4.49	4.23

Schedule of Estimated Useful Lives of the Assets	Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:
Expected useful lives
Computer and office equipment	5 years
Furniture and fixtures	3-5 years
Motor vehicles	5 years
Leasehold improvement	3 years

Schedule of Disaggregated Information of Revenues by Products/Services	Disaggregated information of revenues by products/services are as follows:
	For the three months ended		For the nine months ended
	March 31,		March 31,
	2024	2023	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Gift card or “E-voucher” revenue (1)	$1,213,360	$17,815,306	$20,083,266	$53,265,957
Health care products, computer products, and food and beverage products revenue (1)	226,587	74,445	952,853	151,445
Loyalty program revenue (1)	15,254	213,663	123,071	452,352
Transaction revenue (1)	13,666	20,742	49,741	53,086
Member subscription revenue (2)	84,235	27,957	405,659	229,781
Sublicense revenue (2)	43,027	-	159,239	-
Total revenues	$1,596,129	$18,152,113	$21,773,829	$54,152,621
(1)	Revenue recognized at a point in time.
(2)	Revenue recognized over time.
Disaggregated information of revenues by products/services are as follows:
	For the years ended June 30,
	2023	2022
Gift card or “E-voucher” revenue (1)	$68,050,624	$78,739,939
Health care products, computer products, and food and beverage products revenue (1)	324,209	49,524
Loyalty program revenue (1)	524,854	620,293
Transaction revenue (1)	75,274	53,667
Agent subscription revenue (1)	-	15
Member subscription revenue (2)	383,538	211,441
Sub license revenue (2)	49,820	-
Total revenues	$69,408,319	$79,674,879
(1)	Revenue recognized at a point in time.
(2)	Revenue recognized over time.

Schedule of Estimated Useful Lives of the Assets	Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:
Expected useful lives
Computer and office equipment	5 years
Furniture and fixtures	3-5 years
Motor vehicles	5 years
Leasehold improvement	3 years